RYDEX SERIES FUNDS

                         INTERNATIONAL OPPORTUNITY FUND
                           MULTI-HEDGE STRATEGIES FUND
                     ALTERNATIVE STRATEGIES ALLOCATION FUND
                            ALL-CAP OPPORTUNITY FUND
                                 (EACH A "FUND")

                      SUPPLEMENT DATED MAY 18, 2009 TO THE

     RYDEX SERIES FUNDS DOMESTIC EQUITY FUND, INTERNATIONAL EQUITY FUND AND
          ALTERNATIVE INVESTMENT FUNDS H-CLASS SHARES PROSPECTUS DATED
                  AUGUST 1, 2008, AND ALL SUPPLEMENTS THERETO;
    RYDEX SERIES FUNDS DOMESTIC EQUITY FUND, INTERNATIONAL EQUITY FUND AND ALTERNATIVE INVESTMENT FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUS DATED
       AUGUST 1, 2008, AND ALL SUPPLEMENTS THERETO; AND RYDEX SERIES FUNDS
                   STATEMENT OF ADDITIONAL INFORMATION, DATED
                  AUGUST 1, 2008, AND ALL SUPPLEMENTS THERETO.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE DOMESTIC EQUITY FUND, INTERNATIONAL EQUITY FUND AND ALTERNATIVE INVESTMENT FUNDS H-CLASS SHARES AND A-CLASS SHARES AND C-CLASS SHARES PROSPECTUSES, DATED AUGUST 1, 2008 (THE "PROSPECTUSES") AND THE RYDEX SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION, DATED AUGUST 1, 2008 (THE "SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

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Effective May 18, 2009, each Fund name will be preceded with "Rydex | SGI."
Therefore, in the Prospectuses and SAI, each Fund will now be referred to as:
Rydex | SGI Multi-Hedge Strategies Fund; Rydex | SGI International Opportunity Fund; Rydex | SGI Alternative Strategies Allocation Fund; and Rydex | SGI All-Cap Opportunity Fund.

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     PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES AND SAI FOR FUTURE
                                   REFERENCE.

IOMHAS-SUP-0509x0809